MONOGENESIS  CORPORATION


                         SEMI-ANNUAL REPORT TO SHAREHOLDERS


                                 JUNE 30, 2001
























































                           George E.  Clark
                     CERTIFIED PUBLIC ACCOUNTANT
                    6309 ROSWELL ROAD, NE SUITE 2-B
                          ATLANTA, GEORGIA  30326
                  Phone (404)256-1218   FAX (404)256-5634


                        INDEPENDENT  AUDITOR'S  REPORT


To the Board of Directors
 and Stockholders of
Monogenesis Corporation
Walker, West Virginia

I have compiled the accompanying statement of assets and liabilities of Monogenesis Corporation, including the schedule of portfolio investments, as of June 30, 2001, and the related statements of operations, cash flows, and changes in net assets for the six months then ended, and the selected per share data and ratios for each of the three years in the period then ended, in accordance with standards established by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. I have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or any other form of assurance on them.


August 28, 2001
George E. Clark





























                           MONOGENESIS CORPORATION

                     STATEMENT OF ASSETS AND LIABILITIES

                               JUNE 30, 2001


ASSETS
      Investments in securities,
            at value-identified cost $10,050.00             $    126.00
      Cash                                                        89.69
      Equipment, net of accumulated
            depreciation of $3,294.61                          4,026.79
                                                            -----------

                              Total Assets                     4,242.48


LIABILITIES
      Accounts payable                                        14,625.79
      Loans from shareholders                                    136.60
                                                            -----------

                         Total Liabilities                    14,762.39
                                                            -----------

NET ASSETS
      Net assets (equivalent to $(4.03) per share
      based on 2,609 shares of capital stock
      outstanding) (Note 5)                                 $(10,519.91)
                                                            ===========


















                The accompanying notes to the Financial Statements are
                        an integral part of this statement.

                            "SEE ACCOUNTANT'S REPORT"













                               MONOGENESIS  CORPORATION

                              STATEMENT  OF  OPERATIONS

                         FOR THE SIX MONTHS ENDED JUNE 30, 2001



INVESTMENT INCOME
       Income
            Dividends                                       $     --
            Interest                                               .23
            Other Income	                                          --
                                                            ----------
                          Total Income                             .23


EXPENSES
      Officer salaries                                        6,650.00
      Professional fees                                       4,149.36
      Custodian, transfer agent and distribution fees         3,302.69
      Other administrative expenses                          24,276.86
                                                            ----------
Total Expenses                                               38,378.91
                                                            ----------

INVESTMENT INCOME-NET                                      ( 38,378.68)
                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 2)

      Net realized (loss) on investments                     (2,466.96)
      Change in unrealized appreciation of investments
         for the year                                        (   28.85)
                                                            ----------

Net gain on investments                                      (2,495.81)
                                                            ----------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       ( 40,874.49)
                                                            ==========





               The accompanying notes to the Financial Statements are
                    an integral part of this statement.


                         "SEE   ACCOUNTANT'S  REPORT"















                         MONOGENESIS  CORPORATION

                          STATEMENT OF CASH FLOWS
                         -------------------------

                  FOR THE SIX MONTHS ENDED JUNE 30, 2001


CASH FLOW FROM OPERATION ACTIVITIES
      Net decrease in net assets from operations            $(170,153.45)

Adjustments to reconcile net (decrease) in net
  assets resulting from operations to net cash
  provided by operating activities
      Depreciation	                                                366.10
      Decrease in unrealized appreciation of
                        investment securities                      28.85
      Decrease in accounts payable                             (1,964.67)
                                                              ----------

                        Net cash provided by (used in)
                              operating activities           ( 42,444.21)

CASH FLOWS FROM FINANCING ACTIVITIES	                              ---

CASH FLOWS FROM INVESTING ACTIVITIES
      Sale of investments, net of subsequent purchases              8.62
      Capital share transactions                               42,439.85
                                                              ----------

NET DECREASE IN CASH AND CASH EQUIVALENTS                     (     4.26)

CASH BALANCE, BEGINNING OF PERIOD                                  93.95
                                                              ----------

CASH BALANCE, END OF PERIOD                                   $    89.69
                                                              ==========









              The accompanying notes to the Financial Statements are
                        an integral part of this statement.


                           "SEE ACCOUNTANT'S REPORT"















                       MONOGENESIS CORPORATION

                  STATEMENT OF CHANGES IN NET ASSETS
                  ----------------------------------

                FOR THE SIX MONTHS ENDED JUNE 30, 2001


                                              2000
                                              ----

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Investment income - net             $( 38,378.68)
      Net realized gain on investments       (2,466.96)
      Change in unrealized appreciation      (   28.85)
                                           -----------
      Net decrease in net assets
            resulting from operations      ( 48,874.49)

CAPITAL SHARE TRANSACTIONS                   42,439.85
                                            ----------

Net increase in net assets                    1,565.36

NET ASSETS
      Beginning of the period               (12,085.27)
                                           -----------

      End of the year period               $(10,519.91)
                                           ===========
















                 The accompanying notes to the Financial Statements are
                        an integral part of this statement.

                            "SEE ACCOUNTANT'S REPORT"















                       MONOGENESIS  CORPORATION

       SUPPLEMENTARY INFORMATION -- STATEMENT OF CHANGES IN SURPLUS
       ------------------------------------------------------------

                FOR THE SIX MONTHS ENDED JUNE 30, 2001



                      COMMON     PAID-IN        ACCUMULATED
                      STOCK      CAPITAL          EARNINGS       TOTAL
                     --------   ---------      ------------   ----------


Balance at
  beginning of year  $ 24.99   $297,181.94    $ (298,039.13)  $  (832.20)

Additional stock
  issued                1.10         (1.10)         ---             ---

Stock cancelled        ---         ---              ---             ---

Additional capital
  Contributed          ---       42,439.85          ---        42,439.85

Net income (loss)      ---         ---         ( 40,845.64)  ( 40,845.64)
                   --------   ------------    ------------   ------------
Balance at
  June 30, 2001     $ 26.09    $339,620.69    $(338,884.77)  $    762.01
                   ========    ===========    =============  ============

















                The accompanying Notes to the Financial Statements are
                        an integral part of this statement.

                            "SEE ACCOUNTANT'S REPORT"















                           MONOGENESIS  CORPORATION

           SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS

                       FOR THE SIX MONTHS ENDED JUNE 30

                                2001       2000       1999
                              --------   --------   --------

PER SHARE DATA

Investment income            $   ---      $   .02    $    .07

Expenses                        14.71       31.48       36.09
                              --------    --------    --------
Investment income-net          (14.71)     (31.46)     (36.02)

Additional contributions	        16.48        5.99        ---

Distributions from
  investments income-net	        ---          ---         ---

Net realized & unrealized
  gain (loss) on securities      (.96)       1.67       29.79

Distributions from realized
  gains on securities           ---          ---         ---
                             --------    --------    --------
Net increase/decrease in
  net asset value                 .81      (23.80)    (  6.23)

Net asset value:
     Beginning of year          (4.84)     $26.96     $ 80.13
                             --------    --------    --------
     End of period           $  (4.03)     $ 3.16     $ 73.90
                              =======     =======     =======
Per share market value:
     End of period	           $  ---      $  ---      $  ---
                              ========    ========    =======

Total investment return      $  ---      $  ---       $ ---
                              ========    ========    =======
RATIOS
     Ratio of expenses to
  average net assets (%)        ---         ---         ---

     Ratio of investment
  income-net to
  average net assets (%)        ---         ---         ---

Portfolio turnover ratio        ---         ---         ---



                              "SEE   ACCOUNTANT'S  REPORT"











                        MONOGENESIS CORPORATION

                       INVESTMENTS IN SECURITIES
                       -------------------------

                            JUNE 30, 2001



                                     NUMBER
                                    OF SHARES               VALUE
                                    ---------            -----------
COMMON  STOCKS - 100%


  Healthcare - 100%

      PML,Inc.                          100              $   126.00


Engineering - 0%


      Tice Technology, Inc.
           Warrants                 188,000                   ---
                                                         -----------

                                                         $    126.00
                                                         ===========


















			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE ACCOUNTANT'S REPORT"















                        MONOGENESIS  CORPORATION

                      NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2001


(1) SIGNIFICANT ACCOUNTING POLICIES

Monogenesis Corporation (the Company) is registered under the Investment Company Act of 1940 as a non-diversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Depreciation - Equipment is depreciated using the straight-line method over a ten-year period.

Accrual of expenses - It is the Company's policy to accrue items of expense recognized in the current period, but not paid until the subsequent period.

Security valuation - Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities for which no sale was reported on that date are stated at the last quoted bid price.

Security transaction and investments income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Federal income taxes - The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as there was a net loss for tax purposes.











					"SEE   ACCOUNTANT'S  REPORT"














                        MONOGENESIS  CORPORATION

                      NOTES TO FINANCIAL STATEMENTS

 					JUNE 30, 2001



(2) INVESTMENT  TRANSACTIONS

Purchases and sales of portfolio securities during the period were $5,473.00. Net loss on investments for the six months ended June 30
2001, was $(2,495.81). That amount represents the net decrease in value of the investments held during the period and actual gains realized on sales of investments. All investment decisions are made by the Company's President. Purchases, when they occur, are made from funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

The Company paid no dividends during the year. The Company only distributes property dividends of stock that it acquires in ensuing public companies. Such acquisitions of stock are made from Paid-In Capital; therefore, ensuing stock dividends are charged to Paid-In Capital.

(4) OFFICER / DIRECTOR  COMPENSATION

The Company paid officer salaries of $6,650 during the period. No fees Were paid to directors.

(5) CAPITAL SHARE TRANSACTIONS

As of June 30, 2001, there were 3,000 shares of $.01 par value stock authorized, 2,609 shares issued and outstanding, and Paid-In
Capital aggregated $339,620.69
















				"SEE   ACCOUNTANT'S  REPORT"